Related-party transactions - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related-party transactions - Text Details (Detail) [Line Items]
Non-recourse third-party receivables sold to PMC US	€ 288	€ 244	€ 151
Bottom of range [member]
Related-party transactions - Text Details (Detail) [Line Items]
Presumed significant influence, voting rights	20.00%	20.00%
Top of range [member]
Related-party transactions - Text Details (Detail) [Line Items]
Presumed significant influence, voting rights	50.00%	50.00%